ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Payables and Accruals [Abstract]
Trade payables	$ 1,925,000	$ 3,475,000	$ 600,878
Accrued sales and use tax	853,000	1,050,000
Payroll accrual	658,000	904,000
Accrued commissions	6,000	375,000
Accrued professional fees	227,000	217,000
Accrued royalties	122,000	180,000
Warranty	213,000	268,000
Income taxes payable	350,000
Other accrued liabilities	217,000	160,000	38,999
Total	$ 4,571,000	$ 6,629,000	$ 639,877